Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 03, 2019	Dec. 26, 2020	Aug. 12, 2019
Commitments and contingencies
Derivative Complaint, Inadequate Share Price, Price Per Share			$ 12.00
IRS Investigation
Commitments and contingencies
Loss Contingency Accrual	$ 3,000
Loss Contingency, Settlement, Payment Period	4 years
DOJ Legal Proceeding
Commitments and contingencies
Loss Contingency, Additional Costs Expected Per Year	$ 1,000
Stockholder Class-Action And Derivative Complaint
Commitments and contingencies
Loss Contingency Accrual		$ 500
Additional Accrual for loss contingency [Member] | IRS Investigation
Commitments and contingencies
Loss Contingency Accrual	1,000
Compliance Program loss contingency [Member] | IRS Investigation
Commitments and contingencies
Loss Contingency Accrual	$ 500